SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Revenue		$ 8,980	$ 106
Gross Profit		2,425	71
Net Loss	$ (2,844)	(21,361)	(14,334)
Total [Member]
Statement [Line Items]
Revenue		8,980	106
Gross Profit		2,353	71
Net Loss			(14,334)
Pharmaceuticals and Nutraceuticals
Statement [Line Items]
Revenue		2,342	0
Gross Profit		802	0
Net Loss		(70)	0
Cannabis Growth and Derivative Production
Statement [Line Items]
Revenue		3	0
Gross Profit		(85)	0
Net Loss		(1,075)	(612)
Consumer Products
Statement [Line Items]
Revenue		2,620	89
Gross Profit		865	66
Net Loss		(960)	(506)
Beverage and food
Statement [Line Items]
Revenue		3,577	0
Gross Profit		347	0
Net Loss		(281)	0
Corporate
Statement [Line Items]
Revenue		438	17
Gross Profit		424	5
Net Loss		$ (18,975)	$ (13,216)